Litigation And Contingencies (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2007 Lufthansa AG [Member] EUR (€)	Apr. 30, 2007 Ministry Of Justice Of Belgium [Member] EUR (€)
Loss Contingencies [Line Items]
Claim for damages against termination of contract		€ 21.4	€ 28.0
Counterclaim against termination of contract		1.5	18.5
Unreserved tax-related matters, inclusive of interest	$ 140